Stockholders' Equity (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	$ 267,592	$ 178,752	$ 722,304	$ 706,648	$ 945,461	$ 1,445,088
Cost Of Sales [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	2,306	0	6,274	5,008	6,003	0
Research And Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	61,097	45,945	171,652	181,367	236,341	240,739
General And Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	187,357	98,683	500,252	447,811	599,550	619,899
Selling And Marketing Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	$ 16,832	$ 34,124	$ 44,126	$ 72,462	$ 103,567	$ 584,450